Concentration of risks	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration of risks
Note 21 - Concentration of risks

The Company’s operations are carried out in the PRC and its operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in government policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable and advances to suppliers. As of December 31, 2015 and 2014, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers being of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Company believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Company believes that those Chinese banks that hold the Company’s cash are financially sound based on public available information.

The Company provides unsecured credit terms for sales to certain customers. As a result, there are credit risks with the accounts receivable balances. The Company constantly re-evaluates the credit worthiness of customers buying on credit and maintains an allowance for doubtful accounts.

Sales revenue from three major customers was $1,244, or approximately 66.8% of the Company’s total sales for the year ended December 31, 2015, with each customer individually accounting for 39.6%, 16.2% and 11.0% of revenue, respectively. No other single customer accounted for more than 10% of the Company’s total revenues in 2015. The Company’s accounts receivable from these customers were approximately $228 as of December 31, 2015.

Sales revenue from two major customers was $22,334, or approximately 51.7% of the Company’s total sales for the year ended December 31, 2014, with each customer individually accounting for 37.8% and 13.9% of revenue, respectively. No other single customer accounted for more than 10% of the Company’s total revenues in 2014. The Company’s accounts receivable from these customers were approximately $22,334 as of December 31, 2014.

Sales revenue from two major customers was $73,452, or approximately 36.5% of the Company’s total sales for the year ended December 31, 2013, with each customer individually accounting for 22.3% and 14.2% of revenue, respectively. No other single customer accounted for more than 10% of the Company’s total revenues in 2013. The Company’s accounts receivable from these customers were approximately $15,948 as of December 31, 2013.

Three major vendors provided approximately 83.4% of total purchases (including 15.6% of purchases from Honesty Group) by the Company during the year ended December 31, 2015. The Company’s accounts payable due to these vendors was approximately $46 as of December 31, 2015.

Two major vendors provided approximately 64.3% of total purchases (including 46.9% of purchases from Honesty Group) by the Company during the year ended December 31, 2014. The Company had no accounts payable due to these vendors as of December 31, 2014.

Two major vendors provided approximately 71.0% of total purchases (including 42.4% of purchases from Honesty Group) by the Company during the year ended December 31, 2013.